Sector
Rotation
Fund

                               Semi-Annual Report
                                 April 30, 2000

T.O. Richardson
COMPANY

T.O. Richardson Sector Rotation Fund

May 24, 2000

Dear Fellow Shareholder:

  The T.O. RICHARDSON SECTOR ROTATION FUND completed the first six months of fiscal 2000 on April 30th. Twelve-month performance ending April 30th was 57.32% compared with the S&P 500 Stock Index return of 10.13%.

  The Fund participated fully in the strong technology driven gains of 1999 which continued through February of 2000. In March and April technology sectors gave back some of the spectacular gains of last year. As the range of positive sectors and stocks within those sectors declined, the Fund invested in short-term cash positions to pursue our secondary objective of protection against down markets. As of April 30th, 2000, we were in a 100% cash equivalent position while searching for industry sectors offering investment opportunities greater than short-term cash returns.

  The market decline was led by the technology laden NASDAQ Composite which fell 23% from its high of 5039.35 on March 10th to 3860.66 on April 30, 2000. The blame was laid on "irrational exuberance" which drove the NASDAQ to a gain of 85.6% in 1999. The Federal Reserve Board continues to ratchet up interest rates to forestall inflation, yet the U.S. economy is as strong as ever, and the corporate profits for the first quarter came in above market expectations.

  The Fund's top gains for the past six months were entirely from technology sectors. Here is a list of the ten best performing stocks for the past six months and their percentage contribution to the Fund's total gains of $17 million:

   COMPANY                  SECTOR                      % OF TOTAL FUND GAIN
   -------                  ------                      --------------------
   JDS Uniphase             Developing Communications          12.0%
   Verisign                 Internet Software                   9.9%
   Exodus Communication     Internet Software                   9.6%
   Broadcom                 Developing Communications           9.2%
   Internet Capital         Internet Finance                    7.3%
   Veritas Software         Internet Software                   5.0%
   Nortel Networks          Developing Communications           4.9%
   Immunex                  Bio-Technology                      4.6%
   Applied Micro Circuit    Developing Communications           4.3%
   Oracle                   Computer Software                   4.1%

  The U.S. stock market is going through a period of realignment and we do not yet have any indications of which economic sectors will emerge to lead the market forward. The objective of our unique investment approach is to provide protection of prior gains and achieve above average performance over the long-term.

  Thank you for your confidence in T.O. Richardson Company.

  Sincerely,

  /s/ Samuel Bailey

  Samuel Bailey, Jr.
  President

     Date              Sector Rotation Fund      S&P 500 Stock Index
     ----              --------------------      -------------------
     12/31/98*<F1>            10,000                   10,000
     3/31/99                  10,620                   10,498
     6/30/99                  11,740                   11,238
     9/30/99                  11,940                   10,536
     12/31/99                 16,580                   12,104
     3/31/2000                18,517                   12,382

*<F1> inception date

This chart assumes an initial investment of $10,000, made on 12/31/98 (inception). Performance reflects fee waivers and does not reflect a non-recurring early withdrawal fee of 1%. In the absence of fee waivers and the
addition of the non-recurring fee, the total return would be reduced.   Returns
shown include the reinvestment of all dividend and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Unlike the S&P 500, the fund is focused on a few stocks in a small number of sectors and investors are exposed to the risk that a specific sector will fall rapidly in value. The S&P Stock Index is an unmanaged stock index with no fees, therefore, there are differences in performance, risk and expenses between the fund and the index.

                               RATE OF RETURN(%)
                      FOR THE PERIOD ENDED MARCH 31, 2000

                                              TWELVE MONTHS      ANNUALIZED
                                                  ENDED       SINCE INCEPTION
                                                 3/31/00          12/31/98
                                              -------------   ---------------

     T.O. Richardson Sector Rotation Fund        74.36%            63.57%

     Standard & Poor's 500 Stock Index           17.94%            18.61%

SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                             VALUE
  ------                                                             -----
             SHORT-TERM INVESTMENTS - 99.9%

             U.S. GOVERNMENT AGENCY OBLIGATIONS - 94.0%
             Fannie Mae:
$33,987,000    5.82%, 05/04/2000                                  $33,970,508
 12,100,000    5.77%, 05/16/2000                                   12,070,910
             Federal Home Loan Bank:
 10,816,000    5.70%, 05/16/2000                                   10,790,312
  2,909,000    5.75%, 05/17/2000                                    2,901,566
                                                                  -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              59,733,296
                                                                  -----------

             VARIABLE RATE DEMAND NOTES#<F2> - 5.9%
    211,415  American Family Financial Services Inc., 5.7604%         211,415
  2,517,496  Firstar Bank, 5.9138%                                  2,517,496
     40,518  General Mills, Inc., 5.7688%                              40,518
    205,100  Sara Lee Corporation, 5.7638%                            205,100
    294,069  Warner-Lambert Co., 5.7600%                              294,069
    427,993  Wisconsin Corporate Central Credit Union, 5.8338%        427,993
     81,591  Wisconsin Electric Power Company, 5.7603%                 81,591
                                                                  -----------
             TOTAL VARIABLE RATE DEMAND NOTES                       3,778,182
                                                                  -----------
             TOTAL SHORT TERM INVESTMENTS (COST $63,511,478)       63,511,478
                                                                  -----------
             TOTAL INVESTMENTS - (COST OF $63,511,478) - 99.9%     63,511,478
             LIABILITIES, LESS OTHER ASSETS - 0.1%                     68,590
                                                                  -----------
             TOTAL NET ASSETS - 100.0%                            $63,580,068
                                                                  -----------
                                                                  -----------

#<F2> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2000.

                     See notes to the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
     Investments, at value (cost $63,511,478)                     $63,511,478
     Dividends and interest receivable                                 24,476
     Capital shares sold                                              152,500
     Other assets                                                      23,150
                                                                  -----------
     Total Assets                                                  63,711,604
                                                                  -----------

LIABILITIES:
     Payable to Advisor                                                81,250
     Capital shares redeemed                                            1,000
     Accrued expenses and other liabilities                            49,286
                                                                  -----------
     Total Liabilities                                                131,536
                                                                  -----------

     NET ASSETS                                                   $63,580,068
                                                                  -----------
                                                                  -----------

NET ASSETS CONSIST OF:
     Capital stock                                                $46,552,787
     Accumulated undistributed net investment income                   16,949
     Accumulated undistributed net realized gain on
       investments sold                                            17,010,332
                                                                  -----------

     TOTAL NET ASSETS                                             $63,580,068
                                                                  -----------
                                                                  -----------

SHARES OUTSTANDING                                                  3,840,891
  (No par value, unlimited shares authorized)

NET ASSET VALUE, REDEMPTION PRICE
  AND OFFERING PRICE PER SHARE                                    $     16.55
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
     Interest income                                              $   505,784
     Dividend income (net of foreign withholding taxes of $2,046)      23,954
                                                                  -----------
     Total investment income                                          529,738
                                                                  -----------

EXPENSES:
     Investment advisory fee                                          394,337
     Federal and state registration                                    14,831
     Administration fee                                                17,472
     Shareholder servicing and accounting costs                        29,516
     Professional fees                                                 16,575
     Reports to shareholders                                            3,022
     Custody fees                                                      12,430
     Trustees' fees and expenses                                        8,259
     Other                                                             10,266
                                                                  -----------

     Total operating expenses before expense waiver recovery          506,708
     Advisor expense waiver recovery (Note 5)                           5,930
                                                                  -----------

     Net expenses                                                     512,638
                                                                  -----------

NET INVESTMENT INCOME                                                  17,100
                                                                  -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investment transactions                  17,010,593
     Change in unrealized appreciation/depreciation
       on investments                                                (865,814)
                                                                  -----------

     Net realized and unrealized gain on investments               16,144,779
                                                                  -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                         $16,161,879
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  FOR THE PERIOD
                                                                        SIX MONTHS ENDED     DECEMBER 31, 1998(1)<F3>
                                                                         APRIL 30, 2000        TO OCTOBER 31, 1999
                                                                        ----------------    -------------------------
                                                                          (UNAUDITED)
OPERATIONS:
     Net investment income                                                $    17,100              $    67,216
     Net realized gain on investment transactions                          17,010,593                2,814,367
     Change in unrealized appreciation/depreciation
       on investments                                                        (865,814)                 865,814
                                                                          -----------              -----------
     Net increase in net assets resulting from operations                  16,161,879                3,747,397
                                                                          -----------              -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                    (67,367)                      --
     Net realized gains                                                    (2,814,629)                      --
                                                                          -----------              -----------
     Total distributions                                                   (2,881,996)                      --
                                                                          -----------              -----------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                             16,695,710               33,607,204
     Shares issued to holders as reinvestment of dividends                  2,863,516                       --
     Cost of shares redeemed                                               (3,039,278)              (3,574,364)
                                                                          -----------              -----------
     Net increase in net assets resulting from capital
       share transactions                                                  16,519,948               30,032,840
                                                                          -----------              -----------

TOTAL INCREASE IN NET ASSETS                                               29,799,831               33,780,237

NET ASSETS:
     Beginning of period                                                   33,780,237                       --
                                                                          -----------              -----------
     End of period                                                        $63,580,068              $33,780,237
                                                                          -----------              -----------
                                                                          -----------              -----------

(1)<F3>  Commencement of operations.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of beneficial interest outstanding throughout the period.

                                                                                                  FOR THE PERIOD
                                                                        SIX MONTHS ENDED     DECEMBER 31, 1998(1)<F4>
                                                                         APRIL 30, 2000        TO OCTOBER 31, 1999
                                                                       -----------------     ------------------------
                                                                          (UNAUDITED)
PER SHARE DATA:

Net asset value, beginning of period                                         $12.13                   $10.00
                                                                             ------                   ------

Income from investment operations:
     Net investment income                                                     0.00                     0.02
     Net realized and unrealized gain on investments                           5.39                     2.11
                                                                             ------                   ------

Total from investment operations                                               5.39                     2.13
                                                                             ------                   ------

Less distributions:
     Dividends from net investment income                                     (0.02)                      --
     Distributions from net realized gains                                    (0.95)                      --
                                                                             ------                   ------

Total distributions                                                           (0.97)                      --
                                                                             ------                   ------

Net asset value, end of period                                               $16.55                   $12.13
                                                                             ------                   ------
                                                                             ------                   ------

Total return(2)<F5>                                                           46.04%                   21.30%

Supplemental data and ratios:
     Net assets, end of period                                          $63,580,068              $33,780,237
     Ratio of operating expenses to average net assets(3)<F6>                  1.95%(4)<F7>             1.95%(5)<F8>
     Ratio of net investment income to average net assets(3)<F6>               0.07%(4)<F7>             0.36%(5)<F8>
     Portfolio turnover rate(2)<F5>                                          424.06%                  946.15%

(1)<F4> Commencement of operations.
(2)<F5> Not annualized.
(3)<F6> Annualized.
(4)<F7> Ratio includes Advisor expense waiver recovery of 0.02%.
(5)<F8> Without expense reimbursements of $105,174 for the period December 31, 1998 to October 31, 1999 the ratio of operating expenses and net investment income to average net assets would have been 2.51% and (0.20)% respectively.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

1.   ORGANIZATION

     The T.O. Richardson Sector Rotation Fund (the "Fund") is a series of the T.O. Richardson Trust (the "Trust"), a voluntary business association organized on June 2, 1998 in the Commonwealth of Massachusetts, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Fund is currently the only series of the Trust. The principal investment objective of the Fund is to seek capital appreciation with some protection against down markets. The Fund commenced operations on December 31, 1998.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  (a)     Investment Valuation

          Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which they are usually traded. Under other circumstances, securities are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by pricing services that use electronic data processing techniques to determine values. Under other circumstances, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Trustees. The Board of Trustees may approve the use of pricing services to assist the Fund in determining NAV.

  (b)     Federal Income and Excise Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income and excise taxes.

  (c)     Distributions to Shareholders

          Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

  (d)     Security Transactions and Investment Income

          Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discount are amortized over the life of the security. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

  (e)     Use of Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                                          SIX MONTHS ENDED
                                                           APRIL 30, 2000
                                                      ------------------------
                                                          $           SHARES
                                                      -----------    ---------
     Shares sold                                      $16,695,710    1,045,099
     Shares issued to
       holders in
       reinvestment
       of dividends                                     2,863,516      206,602
     Shares redeemed                                   (3,039,278)    (194,692)
                                                      -----------    ---------
     Net increase                                     $16,519,948    1,057,009
                                                      -----------
                                                      -----------
     Shares Outstanding:
       Beginning of period                                           2,783,882
                                                                     ---------
       End of period                                                 3,840,891
                                                                     ---------
                                                                     ---------

                                                       DECEMBER 31, 1998*<F9>
                                                      THROUGH OCTOBER 31, 1999
                                                      ------------------------
                                                          $           SHARES
                                                      -----------    ---------
     Shares sold                                      $33,607,204    3,101,071
     Shares issued to
       holders in
       reinvestment
       of dividends                                            --           --
     Shares redeemed                                   (3,574,364)    (317,189)
                                                      -----------    ---------
     Net increase                                     $30,032,840    2,783,882
                                                      -----------
                                                      -----------
     Shares Outstanding:
       Beginning of period                                                  --
                                                                     ---------
       End of period                                                 2,783,882
                                                                     ---------
                                                                     ---------

*<F9> Commencement of operations.

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments for the Fund, for the six months ended April 30, 2000 were $122,453,612 and $143,727,519, respectively. There were no purchases or sales of long-term U.S. government securities. At April 30, 2000, there was no gross unrealized appreciation or depreciation of investments. At April 30, 2000, the cost of investments for federal income tax purposes was $63,511,478.

5.   INVESTMENT ADVISORY AGREEMENT

     The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain Officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.50% of the Fund's average daily net assets.

     The Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's total operating expenses did not exceed 1.95% of its average daily net assets. The Advisor may recover from the Fund the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the fiscal period ending October 31, 1999, the Advisor waived investment advisory fees totaling $105,174. During the six months ended April 30, 2000, the Advisor recovered $5,930.

T.O. Richardson Company, Inc.
Two Bridgewater Road
Farmington, CT  06032-2256
1-800-235-1022

For more information about the
T.O. Richardson Sector Rotation Fund,
call 1-800-643-7477

Shares distributed through
T.O. Richardson Securities, Inc.,
member of the NASD.